Sales and Receivable Concentration	12 Months Ended
Jul. 01, 2012
Sales and Receivable Concentration [Abstract]
SALES AND RECEIVABLE CONCENTRATION

SALES AND RECEIVABLE CONCENTRATION

Sales to our largest customers were as follows (thousands of dollars and percent of total net sales):

	2012		2011		2010
	Sales	%	Sales	%	Sales	%
General Motors Company	$64,588	23%	$63,617	24%	$51,673	25%
Ford Motor Company	33,854	12%	26,930	10%	18,435	9%
Chrysler Group LLC	90,796	33%	80,889	31%	68,216	33%

	$189,238	68%	$171,436	66%	$138,324	67%

Receivables from our largest customers were as follows (thousands of dollars and percent of gross receivables):

	July 1, 2012		July 3, 2011
	Receivables	%	Receivables	%
General Motors Company	$10,230	23%	$9,208	23%
Ford Motor Company	5,738	13%	4,372	11%
Chrysler Group LLC	14,157	31%	12,103	30%

	$30,125	67%	$25,683	64%